FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the Canadian dollar against the US dollar	$ 0.1
Pre-tax foreign exchange gain	345,269
Pre-tax foreign exchange loss		$ 3,751
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 7,140,021	$ 3,066,515